Financial risk management and impairment of financial assets - Liquidity risk (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial risk management and impairment of financial assets
Financial liabilities	£ 119,350	£ 138,592
Less than one year
Financial risk management and impairment of financial assets
Financial liabilities	12,324	16,547
Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	106,371	121,271
More than 5 years
Financial risk management and impairment of financial assets
Financial liabilities	655	774
Trade and other payables
Financial risk management and impairment of financial assets
Financial liabilities	15,581	20,184
Trade and other payables | Less than one year
Financial risk management and impairment of financial assets
Financial liabilities	11,648	16,031
Trade and other payables | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	3,933	4,153
Lease liabilities
Financial risk management and impairment of financial assets
Financial liabilities	2,935	3,161
Lease liabilities | Less than one year
Financial risk management and impairment of financial assets
Financial liabilities	676	516
Lease liabilities | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	1,604	1,871
Lease liabilities | More than 5 years
Financial risk management and impairment of financial assets
Financial liabilities	655	774
Convertible Senior Secured Notes
Financial risk management and impairment of financial assets
Financial liabilities	100,834	115,247
Convertible Senior Secured Notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	£ 100,834	£ 115,247